SCHEDULE OF PROVISION FOR DOUBTFUL ACCOUNTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Balance at the beginning of the year	$ 5,967,520	$ 6,542,904
Add: Additions	33,141
Less: Reversals	(300,629)	(575,384)
Balance at the end of the year	$ 5,700,032	$ 5,967,520